Long-Term Debt - Loan Movements (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 20, 2012	Mar. 26, 2014	Apr. 27, 2011
December 31, 2013		$ 5,728,049
December 31, 2014	5,636,323	5,728,049
Secured Credit Facility
Loan agreement date	Oct. 02, 2007
Original Amount	35,000
December 31, 2013	17,000
New Loans	0
Repayments	(4,200)
December 31, 2014	12,800
Secured Credit Facility
Loan agreement date	Oct. 05, 2007
Original Amount	90,000
December 31, 2013	57,000
New Loans	0
Repayments	(4,000)
December 31, 2014	53,000
Secured Credit Facility
Loan agreement date	Jun. 20, 2008
Original Amount	103,200
December 31, 2013	24,250
New Loans	0
Repayments	(3,000)
December 31, 2014	21,250
Secured Credit Facility
Loan agreement date	May 13, 2008
Original Amount	125,000
December 31, 2013	21,595
New Loans	0
Repayments	(5,889)
December 31, 2014	15,706
Secured Credit Facility
Loan agreement date	May 05, 2008
Original Amount	90,000
December 31, 2013	36,000
New Loans	0
Repayments	(6,000)
December 31, 2014	30,000
Secured Credit Facility
Loan agreement date	Nov. 16, 2007
Original Amount	47,000
December 31, 2013	16,000
New Loans	0
Repayments	(2,000)
December 31, 2014	14,000
Secured Credit Facility
Loan agreement date	Jul. 23, 2008
Original Amount	126,400
December 31, 2013	53,225
New Loans	0
Repayments	(10,600)
December 31, 2014	42,625
Secured Credit Facility
Loan agreement date	Mar. 13, 2008
Original Amount	130,000
December 31, 2013	30,241
New Loans	0
Repayments	(1,336)
December 31, 2014	28,905
Secured Credit Facility
Loan agreement date	Feb. 07, 2011
Original Amount	70,000
December 31, 2013	57,167
New Loans	0
Repayments	(4,667)
December 31, 2014	52,500
Secured Credit Facility
Loan agreement date	Apr. 20, 2011
Original Amount	32,313
December 31, 2013	26,927
New Loans	0
Repayments	(2,154)
December 31, 2014	24,773
Secured Credit Facility
Loan agreement date	Oct. 26, 2011
Original Amount	141,350
December 31, 2013	123,230
New Loans	0
Repayments	(10,840)
December 31, 2014	112,390
Secured Credit Facility
Loan agreement date	Oct. 24, 2012
Original Amount	107,669
December 31, 2013	96,654
New Loans	0
Repayments	(8,405)
December 31, 2014	88,249
Senior Secured Credit Facility
Loan agreement date	Feb. 28, 2013
Original Amount	1,350,000
December 31, 2013	890,000
New Loans	450,000
Repayments	(1,340,000)
December 31, 2014	0
Term Loan B Facility
Loan agreement date	Jul. 12, 2013
Original Amount	1,900,000
December 31, 2013	1,895,250
New Loans	0
Repayments	(19,000)
December 31, 2014	1,876,250
Term Loan B Facility
Loan agreement date	Jul. 25, 2014
Original Amount	1,300,000
December 31, 2013	0
New Loans	1,300,000
Repayments	(3,250)
December 31, 2014	1,296,750
Secured Credit Facility
Loan agreement date	Mar. 31, 2006
Original Amount	753,637
December 31, 2013	174,406
New Loans	0
Repayments	0
December 31, 2014	174,406
Secured Credit Facility
Loan agreement date	Mar. 19, 2012
Original Amount	87,654
December 31, 2013	16,980
New Loans	0
Repayments	(1,191)
December 31, 2014	15,789
Secured Credit Facility
Loan agreement date	Feb. 14, 2012
Original Amount	122,580
December 31, 2013	115,590
New Loans	0
Repayments	(5,760)
December 31, 2014	109,830
Secured Bridge Credit Facility
Loan agreement date	Nov. 14, 2014
Original Amount	200,000
December 31, 2013	0
New Loans	200,000
Repayments	0
December 31, 2014	200,000
Senior Secured Credit Facility
Loan agreement date	Oct. 29, 2014
Original Amount	167,100
December 31, 2013	0
New Loans	167,100
Repayments	0
December 31, 2014	167,100
Secured Credit Facility
Loan agreement date	Sep. 18, 2007
Original Amount	325,000
December 31, 2013	76,534
New Loans	0
Repayments	(76,534)
December 31, 2014	0
5% Convertible Senior Unsecured Notes
Loan agreement date	Nov. 21, 2009
Original Amount	460,000
December 31, 2013	700,000
New Loans	0
Repayments	(700,000)
December 31, 2014	0
Ocean Rig's Senior Notes | 6.5% Drill Rigs Senior Secured Notes
Loan agreement date	Sep. 20, 2012
Original Amount	800,000		800,000
December 31, 2013	800,000
New Loans	0
Repayments	0
December 31, 2014	800,000
Ocean Rig's Senior Notes | 7.25% Ocean Rig's Senior Unsecured Notes
Loan agreement date	Mar. 26, 2014
Original Amount	500,000			500,000
December 31, 2013	0
New Loans	500,000
Repayments	0
December 31, 2014	500,000
Ocean Rig's Senior Notes | 9.5% Ocean Rig's Senior Unsecured Notes
Loan agreement date	Apr. 14, 2011
Original Amount	500,000				500,000
December 31, 2013	500,000
New Loans	0
Repayments	(500,000)
December 31, 2014	0
Total
December 31, 2013	5,728,049
New Loans	2,617,100
Repayments	(2,708,826)
December 31, 2014	$ 5,636,323